Financial instruments - Movements in level 3 instruments measured on a recurring basis (Details) - Level 3 - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	$ (226)
At the end of the period	(229)	$ (419)
Zacapa financial liability
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(101)	(198)
Net (losses)/gains included in the income statement	(1)	6
Net (losses)/gains included in exchange in other comprehensive income	0	0
Net (losses)/gains included in retained earnings	(9)	11
Settlement of liabilities	0	1
At the end of the period	(111)	(180)
Contingent consideration recognised on acquisition of businesses
Disclosure of fair value measurement of liabilities [line items]
At the beginning of the period	(125)	(245)
Net (losses)/gains included in the income statement	(2)	(2)
Net (losses)/gains included in exchange in other comprehensive income	(1)	3
Net (losses)/gains included in retained earnings	0	0
Settlement of liabilities	10	5
At the end of the period	$ (118)	$ (239)